SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Allowances for doubtful accounts	$ 76,200		$ 76,200		$ 40,000	$ 40,000
Capitalized costs	5,000		5,000		5,000
Impairment loss on long-lived assets					0	100,000
Marketing and Advertising Expense	$ 254,026	$ 30,488	$ 471,721	$ 104,058	$ 150,236	$ 52,493
Leases vehicle remaining term					1 year 6 months
Operating lease, weighted average remaining lease term	1 year 1 month 24 days		1 year 1 month 24 days		1 year 6 months
Office Building [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Operating lease, weighted average remaining lease term	1 year 2 months 1 day		1 year 2 months 1 day
Vehicle [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Operating lease, weighted average remaining lease term	8 months 1 day		8 months 1 day